Shareholder Report, Average Annual Return (Details)	12 Months Ended	38 Months Ended	42 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000138493 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF — NAV Return
Average Annual Return, Percent	5.14%			14.36%	5.25%
C000234823 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF — NAV Return
Average Annual Return, Percent	15.82%		(11.97%)
C000237566 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Agriculture Commodity Strategy No K-1 ETF — NAV Return
Average Annual Return, Percent	8.07%	11.45%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	5.69%	3.09%	1.40%	(1.63%)	1.10%
MSCI ACWI Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	22.64%	17.39%	14.94%	14.61%	11.31%
DBIQ Optimum Yield Diversified Commodity Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DBIQ Optimum Yield Diversified Commodity Index Total Return
Average Annual Return, Percent	8.55%			16.06%	6.52%
DBIQ Optimum Yield Diversified Commodity Index Excess Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DBIQ Optimum Yield Diversified Commodity Index Excess Return
Average Annual Return, Percent	4.03%			12.44%	4.25%
S And P GSCI Electric Vehicle Metals Excess Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P GSCI Electric Vehicle Metals Excess Return Index
Average Annual Return, Percent	11.64%		(16.57%)
S And P GSCI Electric Vehicle Metals Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P GSCI Electric Vehicle Metals Total Return Index
Average Annual Return, Percent	16.50%		(12.74%)
S And P GSCI Agriculture Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P GSCI Agriculture Index - TR
Average Annual Return, Percent	0.00%	(4.31%)
DBIQ Diversified Agriculture Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DBIQ Diversified Agriculture Index Total Return
Average Annual Return, Percent	8.85%	12.23%
DBIQ Diversified Agriculture Index Excess Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DBIQ Diversified Agriculture Index Excess Return
Average Annual Return, Percent	4.32%	7.03%